Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the Accelevation Holdings Corp. 2026 Omnibus Incentive Plan
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	17.81
Maximum Aggregate Offering Price	$ 712,400,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 61,978.80
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), which become issuable under the Accelevation Holdings Corp. 2026 Omnibus Incentive Plan ("Incentive Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Class A Common Stock, as applicable. b. The Amount Registered includes additional shares of Class A Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the Incentive Plan, which include shares of Class A Common Stock that may again become available for delivery with respect to awards under the Incentive Plan pursuant to the share counting, share recycling and other terms and conditions of the Incentive Plan. c. The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The Proposed Maximum Offering Price Per Unit of $17.81 per share represents the average of the high and low sales prices of the Registrant's Class A Common Stock on the Nasdaq Stock Market LLC on September 30, 2026, which date is within five business days prior to the filing of this Registration Statement.